Assets held for sale and discontinued operations - Detailed Information About Amounts Of Discontinued Operations Included In Profit (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Statement [LineItems]
Revenue	[1]	£ 13,234.1	£ 13,046.7	[2]	£ 13,146.4	[2]
Costs of services		(10,825.1)	(10,559.1)		(10,481.6)
Gross profit		2,409.0	2,487.6		2,664.8
General and administrative costs		(1,113.1)	(1,249.7)		(1,086.9)
Operating profit		1,295.9	1,237.9		1,577.9
Share of results of associates		14.7	30.5	[2]	98.0	[2]
Profit before interest and taxation		1,310.6	1,268.4		1,675.9
Finance income		99.0	98.9		89.0
Finance costs		(359.1)	(279.1)		(261.9)
Revaluation Of Financial Instruments		(68.4)	169.4		243.9
Profit before taxation		982.1	1,257.6		1,746.9
Attributable tax expense		(275.0)	(256.0)		(83.0)
Profit after taxation		717.9	1,139.4		1,912.3
Goodwill impairment on classification as held for sale	[3]	(94.5)
Attributable to:
Equity holders of the parent		624.1	1,062.9		1,816.6
Non-controlling interests		93.8	76.5		95.7
Profit for the year from discontinued operations		10.8	137.8		248.4
Discontinued operations [member]
Statement [LineItems]
Revenue		2,387.5	2,555.7		2,657.8
Costs of services		(1,951.5)	(2,104.4)		(2,147.4)
Gross profit		436.0	451.3		510.4
General and administrative costs		(151.7)	(257.8)		(180.1)
Operating profit		284.3	193.5		330.3
Share of results of associates		6.5	13.0		15.5
Profit before interest and taxation		290.8	206.5		345.8
Finance income		3.6	5.4		6.2
Finance costs		(17.3)	(9.7)		(7.9)
Revaluation Of Financial Instruments		(9.4)	3.5		18.3
Profit before taxation		267.7	205.7		362.4
Attributable tax expense		(78.8)	(67.9)		(114.0)
Profit after taxation		188.9	137.8		248.4
Gain on sale of discontinued operations		73.8
Attributable tax expense on sale of discontinued operations		(157.4)
Net gain attributable to discounted operations		10.8	137.8		248.4
Attributable to:
Equity holders of the parent		(3.8)	126.4		237.1
Non-controlling interests		14.6	11.4		11.3
Profit for the year from discontinued operations		£ 10.8	£ 137.8		£ 248.4

[1]	Intersegment sales have not been separately disclosed as they are not material.
[2]	Prior year figures have been re-presented in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations, as described in the accounting policies.
[3]	Goodwill impairment of £94.5 million arose from the assessment of fair value less costs to sell under IFRS 5.